Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Schedule of Revenue by Geographical Markets	The following is the Company’s revenue by geographical markets during the six months ended June 30, 2024 and 2023:
	Six Months Ended June 30,
	2024	2023
Spain	€3,660,964	€5,839,373
Europe	1,162,753	1,083,065
Rest of the world	53,756	281,051
	€4,877,473	€7,203,489